CAPITAL ASSETS, NET (Details) - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Furniture and office equipment		$ 168,641	$ 0
Software		541,345	0
Leasehold improvements		295,231	0
Total capital assets		1,005,217
Less: accumulated depreciation		(312,025)	0
Capital assets, net		693,192	0
Total capital assets	$ 52,684,417	50,839,128	$ 17,548
Capital Assets, Net [Member]
Furniture and office equipment	169,620	168,641
Software	530,374	541,345
Leasehold improvements	304,773	295,231
Less: accumulated depreciation	(326,278)	(312,025)
Capital assets, net	678,489	693,192
Total capital assets	$ 1,004,767	$ 1,005,217